Basis of Presentation, Principles of Consolidation and Going Concern	6 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Basis of Presentation, Principles of Consolidation and Going Concern
Note 1.	Basis of Presentation, Principles of Consolidation and Going Concern

The ExOne Company (“ExOne”) is a corporation organized under the laws of the state of Delaware. ExOne was formed on January 1, 2013, when The Ex One Company, LLC, a Delaware limited liability company, merged with and into a Delaware corporation, which survived and changed its name to The ExOne Company (the “Reorganization”). As a result of the Reorganization, The Ex One Company, LLC became ExOne, the common and preferred interest holders of The Ex One Company, LLC became holders of common stock and preferred stock, respectively, of ExOne, and the subsidiaries of The Ex One Company, LLC became the subsidiaries of ExOne.

The Company has considered the proforma effects of its Reorganization on the provision for income taxes for both the quarter and six months ended June 30, 2012, in its condensed statement of consolidated operations and comprehensive loss and concluded that there would be no difference as compared to the amount reported, principally due to valuation allowances established against net deferred tax assets (Note 13). In addition, the Company has omitted basic and diluted earnings per share for both the quarter and six months ended June 30, 2012, as a result of the Reorganization, as the basis for such calculation is no longer comparable to current period presentation.

The condensed consolidated financial statements include the accounts of ExOne, its wholly-owned subsidiaries, ExOne Americas LLC (United States), ExOne GmbH (Germany) and Ex One KK (Japan), and through March 27, 2013 (see further description below) two variable interest entities (“VIEs”) in which ExOne was identified as the primary beneficiary, Lone Star Metal Fabrication, LLC (“Lone Star”) and Troy Metal Fabricating, LLC (“TMF”). Collectively, the consolidated group is referred to as the “Company.”

At December 31, 2012 and through March 27, 2013, ExOne leased property and equipment from Lone Star and TMF. ExOne did not have an ownership interest in Lone Star or TMF. ExOne was identified as the primary beneficiary of Lone Star and TMF in accordance with the guidance issued by the Financial Accounting Standards Board (“FASB”) on the consolidation of VIEs, as ExOne guaranteed certain long-term debt of both Lone Star and TMF and governed these entities through common ownership. This guidance requires certain VIEs to be consolidated when an enterprise has the power to direct the activities of the VIE that most significantly impact VIE economic performance and who has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE. The condensed consolidated financial statements therefore include the accounts of Lone Star and TMF through March 27, 2013. The assets of Lone Star and TMF could only be used to settle obligations of Lone Star and TMF, and the creditors of Lone Star and TMF did not have recourse to the general credit of ExOne.

On March 27, 2013, ExOne Americas LLC acquired certain assets, including property and equipment (principally land, buildings and machinery and equipment) held by the two VIEs, and assumed all outstanding debt of such VIEs (Note 4). Following this transaction, neither of the entities continued to meet the definition of a VIE with respect to ExOne, and as a result, the remaining assets and liabilities of both entities were deconsolidated following the transaction.

On February 6, 2013, the Company commenced an initial public offering of 6,095,000 shares of its common stock at a price to the public of $18.00 per share, of which 5,483,333 shares were sold by the Company and 611,667 were sold by a selling stockholder (including consideration of the exercise of the underwriters’ over-allotment option). Following completion of the offering on February 12, 2013, the Company received net proceeds of approximately $90,371 (net of underwriting commissions and associated offering costs, including approximately $712 in offering costs deferred by the Company at December 31, 2012).

The condensed consolidated financial statements of the Company are unaudited. The condensed consolidated financial statements include all adjustments, consisting of normal recurring adjustments, considered necessary by management to fairly state the results of operations, financial position and cash flows of the Company. All material intercompany transactions and balances have been eliminated in consolidation. The results reported in these condensed consolidated financial statements are not necessarily indicative of the results that may be expected for the entire year. The December 31, 2012 condensed consolidated balance sheet data was derived from the audited financial statements but does not include all disclosures required by accounting principles generally accepted in the United States of America (“GAAP”). This Quarterly Report on Form 10-Q should be read in connection with the Company’s Annual Report on Form 10-K for the year ended December 31, 2012.

The Company has incurred net losses of approximately $9,688, $7,617 and $5,180 for the years ended December 31, 2012, 2011 and 2010, respectively. As shown in the accompanying condensed consolidated financial statements, the Company incurred a net loss of approximately $1,120 and $2,896 for the quarter and six months ended June 30, 2013. Prior to Reorganization the Company operated as a limited liability company and was substantially supported by the continued financial support provided by its majority member. These conditions raised substantial doubt as to the Company’s ability to continue as a going concern. As noted above, in connection with the completion of its initial public offering in February 2013, the Company received unrestricted net proceeds from the sale of its common stock of approximately $90,371. Management believes that the unrestricted net proceeds obtained through this transaction have alleviated the substantial doubt and will be sufficient to support the Company’s operations through July 1, 2014.